Accrued Severance Benefits - Additional Information (Detail) (Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits, KRW)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Arrangement with Individual, by Type of Compensation, Pension and Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution pension plan, contribution	1,190	1,085	1,075
Defined contribution pension plan, cost recognized	390	97